Consolidated Balance Sheet - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,572,700	$ 9,808,400
Prepaid expenses and other current assets	327,500	326,000
Accounts receivable	81,000	507,800
Total Current Assets	2,981,200	10,642,200
Property and equipment, net	29,200	87,400
Right-of-Use Assets, net	353,200	507,100
Total assets	3,363,600	11,236,700
Current liabilities:
Accounts payable and accrued expenses	1,600,700	268,700
Convertible promissory notes	41,818,800	4,123,900
Derivative liability	17,282,500	14,905,300
Unearned Revenue	4,413,100	0
Current portion of Operating lease liability	160,300	149,400
Total current liabilities	65,275,400	19,447,300
Long-Term Operating lease liability	201,600	362,100
Convertible promissory notes	3,528,200	0
Derivative Liability	1,120,300	0
Total Liabilities	70,125,500	19,809,400
Commitments and contingencies (Note 10)
Stockholders' equity:
Common Stock $ 0.000001 par value - 120,000,000 shares authorized, 100,000,000 shares issued and outstanding at December 31, 2023 and 2022		100
Accumulated Deficit		(8,572,800)
Total Stockholders' deficit	(66,761,900)
Total liabilities and Stockholders' deficit	3,363,600
Previously Reported [Member]
Stockholders' equity:
Common Stock $ 0.000001 par value - 120,000,000 shares authorized, 100,000,000 shares issued and outstanding at December 31, 2023 and 2022	100
Accumulated Deficit	(66,762,000)
Total Stockholders' deficit	$ (66,761,900)	(8,572,700)
Total liabilities and Stockholders' deficit		$ 11,236,700